OPTIONS (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Options
Shares outstanding beginning balance	7,917,650	7,581,400
Granted	41,250	336,250
Exercised	0	0
Forfeited	0	0
Shares outstanding ending balance	7,958,900	7,917,650
Weighted Average Exercise Price
Weighted average exercise price of shares outstanding beginning balance	$ 0.15	$ 0.13
Weighted average exercise price of share granted	0.64	0.56
Weighted average exercise price of share exercised	0	0
Weighted average exercise price of share forfeited	0	0
Weighted average exercise price of shares outstanding ending balance	$ 0.15	$ 0.15
Weighted Average Remaining Contractual Terms
Weighted average remaining contractual terms of share outstanding, beginning	6 years 1 month 28 days	7 years 2 months 8 days
Weighted average remaining contractual terms of share granted	9 years 7 months 17 days	9 years 6 months
Weighted average remaining contractual terms of share outstanding, ending	5 years 1 month 28 days	7 years 2 months 9 days
Granted Options Exercisable
Outstanding beginning balance	5,765,680	5,470,540
Outstanding ending balance	6,081,250	5,765,680
Intrinsic Value
Aggregate intrinsic value of share outstanding beginning balance	$ 3,627,845	$ 1,827,117
Aggregate intrinsic value of share outstanding ending balance	$ 3,805,201	$ 3,627,845